Preferred Stock - Additional Information (Detail)				1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 24, 2016 shares	Dec. 11, 2015	Aug. 25, 2015 shares	Feb. 29, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 01, 2016 shares
Class Of Stock [Line Items]
Preferred stock, shares authorized											5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued											74,380		88,347	0
Preferred Stock, Shares Outstanding											74,380		88,347	0
Proceeds from issuance of convertible preferred stock value | $				$ 5,000,000			$ 21,800,000							$ 6,569,886
Preferred shares issued, price per share | $ / shares							$ 8.80
Warrants Exercisable											66,789,624		13,219,597	5,447,940
Conversion of preferred stock to common stock | $													$ 2,651	$ 18,846,539
Common stock, shares authorized											200,000,000		200,000,000	50,000,000
Preferred unit description													Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the "Units").
Separation description													The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $8,400.00 per share for 20 consecutive trading days (the "Separation Trigger Date"). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Proceeds from exercise of warrants | $											$ 1,335,950	$ 88,000	$ 3,161,220	$ 31,600
Preferred units outstanding			2,676,000
Convertible Notes Payable
Class Of Stock [Line Items]
Notes qualified for equity financing | $														$ 5,000,000
Notes Payable To Related Party
Class Of Stock [Line Items]
Number of preferred units issued as consideration									4,000,000					4,000,000
Value of preferred units issued as consideration | $									$ 100,000					$ 100,000
Preferred units issued as consideration, price per share | $ / shares														$ 0.025
Series C Warrant
Class Of Stock [Line Items]
Warrants Exercisable							10,378						5,229,973
Preferred units issued as consideration, warrants price per share | $ / shares													$ 2.55
Conversion of stock, shares converted											138,158
Number of shares included in preferred unit							8
Separation description													The Series C Warrants have an exercise price of $153.00 per common share and will expire on February 25, 2020. The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $240.00 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Number of preferred units separated			2,676,000			48,000
Warrants exercised						384,000
Common shares issued upon exercise of warrants						183
Proceeds from exercise of warrants | $						$ 979,200
Number of warrants separated			21,408,000
Exercised											1,520,888
Proceeds from Options Exercised | $											$ 314,879
Class A Warrant
Class Of Stock [Line Items]
Warrants Exercisable											1,532,598		1,532,598	2,041,239
Preferred units issued as consideration, warrants price per share | $ / shares				$ 5.60			$ 4.92			$ 5.60		$ 2.20	$ 0.03	$ 4.92
Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable									82,625
Preferred units issued as consideration, warrants price per share | $ / shares									$ 4.92
Class A Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable									20,000
Preferred units issued as consideration, warrants price per share | $ / shares													$ 0.03	$ 4.92
Preferred units issued as consideration, warrants														20,000
Class B Warrant
Class Of Stock [Line Items]
Warrants Exercisable											1,310,956		1,310,956	1,645,845
Preferred units issued as consideration, warrants price per share | $ / shares				$ 5.60						$ 5.60			$ 0.03	$ 0.20
Warrants exercised														158,000
Common shares issued upon exercise of warrants														76
Proceeds from exercise of warrants | $														$ 31,600
Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable									82,625
Preferred units issued as consideration, warrants price per share | $ / shares									$ 0.20
Class B Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable									20,000
Preferred units issued as consideration, warrants price per share | $ / shares													$ 0.03	$ 0.20
Preferred units issued as consideration, warrants														20,000
IPO
Class Of Stock [Line Items]
Issuance of stock	39.2			39,200,000
IPO | Class A Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares								$ 7.00
Underwriters Warrants
Class Of Stock [Line Items]
Exercised													14,750
Proceeds from Options Exercised | $													$ 162,250
Options Exercisable , Exercise Price | $ / shares													$ 11.00
Common Stock
Class Of Stock [Line Items]
Issuance of stock													0	548
Conversion of stock, shares issued														23
Conversion of preferred stock to common stock, conversion ratio		0.01666667
Common shares issued upon exercise of warrants														75
Exercised													0
Common Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock						183					15,182
Common shares issued upon exercise of warrants													182
Common Stock | IPO
Class Of Stock [Line Items]
Issuance of stock	1,120,000							548
Conversion of stock, shares issued								1,723
Conversion of preferred stock to common stock, conversion ratio								420,000
Number of shares included in preferred unit	1			1						1
Common Stock | IPO | Notes Payable To Related Party
Class Of Stock [Line Items]
Conversion of stock, shares issued													20,000
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized													5,000,000	5,000,000
Preferred stock, par value | $ / shares													$ 0.001	$ 0.001
Issuance of stock							2,724,000
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued											74,380		88,347
Preferred Stock, Shares Outstanding											74,380		88,347
Issuance of stock													14,750
Conversion of preferred stock to common stock, conversion ratio													2,100
Conversion of stock, shares converted										13,967	13,967		2,650,403
Number of shares included in preferred unit							1
Number of preferred units separated			2,676,000
Common shares issued upon exercise of warrants											27		5,049
Preferred units outstanding													88,347
Convertible preferred stock into common stock upon option of holders											142
Series E Convertible Preferred Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock			2,676,000
Series E Convertible Preferred Stock | Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio													2,100
Conversion of stock, shares converted											13,967		2,650,403
Conversion of stock, shares issued											27		5,049
Series C Warrant
Class Of Stock [Line Items]
Issuance of stock													118,000
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Warrants Exercisable															16,105
Conversion of stock, shares converted					138,158
Proceeds from exercise of warrants | $					$ 304,017
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock														14,888,211
Proceeds from issuance of convertible preferred stock value | $														$ 366,250
Preferred shares issued, price per share | $ / shares														$ 0.0246
Series D Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $														$ 6,203,636
Preferred shares issued, price per share | $ / shares														$ 0.025
Gross proceeds from issuance of convertible preferred stock value | $														$ 7,139,164
Convertible debt, amount converted | $									$ 400,000
Conversion of notes payable to preferred stock, accrued interest | $									$ 13,129
Convertible debt, conversion price | $ / shares									$ 0.025
Conversion of preferred stock to common stock, conversion ratio								200	420,000
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable														1,427,832
Preferred units issued as consideration, warrants price per share | $ / shares														$ 4.92
Warrants granted as part of offering costs														466,436
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable														1,427,832
Warrants granted as part of offering costs														251,216
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class Of Stock [Line Items]
Warrants granted as part of offering costs														7,200,000
Series D Convertible Preferred Stock | IPO | Notes Payable To Related Party
Class Of Stock [Line Items]
Conversion of stock, shares converted													4,000,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock														285,566,560
Preferred stock, shares issued														285,566,560
Stock issued during period upon conversion of debt, shares									16,525,121
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio														23
Conversion of stock, shares converted														9,250,000
Conversion of preferred stock to common stock | $														$ 1,480,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted														9,250,000
Conversion of preferred stock to common stock, conversion ratio														420,000